Stockholders' Equity - Dividend and Share Repurchase Program - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Apr. 30, 2011	Dec. 31, 2012	Dec. 31, 2011
Class of Stock [Line Items]
Dividends per common share attributable to SLM Corporation		$ 0.50	$ 0.30
Common stock authorized to be repurchased in open market transactions	$ 300	$ 900
Common shares repurchased		58,038,239	19,054,115
Purchase price of common stock repurchased on open market		$ 900	$ 300
Closing price of the company's common stock		$ 17.13
Current Year Quarterly Dividend [Member]
Class of Stock [Line Items]
Dividends per common share attributable to SLM Corporation		$ 0.125
Previous Year Quarterly Dividend [Member]
Class of Stock [Line Items]
Dividends per common share attributable to SLM Corporation			$ 0.100